Annual Total Returns (Vanguard Long-Term Bond Index Fund - Investor Shares Participant) (Vanguard Long-Term Bond Index Fund, Vanguard Long-Term Bond Index Fund - Investor Shares)	12 Months Ended
Dec. 31, 2012
Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Investor Shares
Annual Total Return
2012	8.49%
2011	22.06%
2010	10.27%
2009	1.76%
2008	8.64%
2007	6.59%
2006	2.67%
2005	5.32%
2004	8.40%
2003	5.50%